Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Redeemable Convertible Preferred Stock

17. Redeemable Convertible Preferred Stock

The carrying value of Redeemable Convertible Preferred Stock, net of offering costs outstanding consists of the following:

	June 30, 2021		December 31, 2020
	Shares	Amount	Shares	Amount
Series A preferred stock	12,877	$9,595	12,877	$9,595
Series B preferred stock	19,873	24,489	19,873	24,489
Series C preferred stock	22,875	66,258	22,875	66,258
Series C-1 preferred stock	8,862	32,561	8,862	32,561
Series D preferred stock	38,412	154,405	38,412	154,420
Total redeemable convertible preferred stock	102,899	$287,308	102,899	$287,323

18. Redeemable Convertible Preferred Stock

On August 13, 2018, with subsequent closings on September 12, 2018, September 27, 2018, and November 6, 2018, we issued a total of 22,875,187 shares of Series C Preferred Stock at $2.9011 per share, including the conversion of 469,894 of Series A Preferred Stock into the same number of Series C Preferred Stock, for proceeds of $64,895 net of issuance costs of $105. In May 2019, with a subsequent closing in July 2019, we issued a total of 8,861,519 shares of Series C-1 Preferred Stock at $3.6837 per share for proceeds of $32,561, net of issuance costs of $82. In July 2020, with subsequent closings in September 2020, October 2020, and December 2020, we issued a total of 38,412,268 shares of Series D Preferred Stock at $4.1416 per share for proceeds of $154,420, net of issuance costs of $4,668. Also, in December 2020, the Company repurchased 1,542,600 shares of Series A redeemable convertible preferred stock and 403,939 shares of Series B convertible preferred stock for $7,767.

Redeemable Convertible Preferred Stock, net of offering costs outstanding at December 31, consists of the following:

	2020		2019
	Shares	Amount	Shares	Amount
Series A preferred stock	12,876,927	$9,595	14,419,527	10,759
Series B preferred stock	19,872,660	24,489	20,276,599	24,989
Series C preferred stock	22,875,187	66,258	22,875,187	66,258
Series C-1 preferred stock	8,861,519	32,561	8,861,519	32,561
Series D preferred stock	38,412,268	154,420	—	—
Total redeemable convertible preferred stock	102,898,561	$287,323	66,432,832	$134,567

The rights, preferences, and privileges of the Preferred Stock are as follows (all capitalized terms are as defined in our July 31, 2020, Amended and Restated Certificate of Incorporation):

Dividends: The Company shall not declare, pay, or set aside any dividends on shares of any class or series of capital stock of the Company unless the holders of Preferred Stock then outstanding first receive, or simultaneously receive, a dividend on each outstanding share of Preferred Stock. No dividends have been declared or paid by us since inception.

Liquidation: In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company or Deemed Liquidation Event, the holders of Preferred Stock then outstanding are entitled to be paid, out of the available assets, and prior and in preference to any payment of any available assets to the holders of Common Stock, an amount per share equal to the sum of each respective original series issue price, plus an amount equal to all declared but unpaid dividends thereon.

If upon any such Liquidation of the Company or Deemed Liquidation Event, the Available Assets are insufficient to pay the holders of Preferred Stock the full amount to which they are entitled, the Available Assets will be distributed first to the holders of Series D Preferred Stock, pro rata, in proportion to the full preferential amount each such holder is otherwise entitled to receive, until such holders have received the full amount to which they are entitled; and next, after the full amount to be distributed to Series D Preferred Stock holders has been so distributed, to the holders of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series C-1 pro rata, and on an equal priority, pari passu basis, in proportion to the full preferential amount each such holder is otherwise entitled to receive. Available Assets means the funds and assets that may be legally distributed to the stockholders of the Company. The remaining Available Assets shall be distributed among the holders of Common Stock pro rata according to the number of shares held by each such holder.

Conversion: The holders of shares of Preferred Stock have conversion rights into an equal number of shares of Common Stock that are subject to adjustment, as defined, in certain instances where the Company issues additional shares of Common Stock. The holders of the Preferred Stock also have down-round protection provision that reduces the conversion price if the Company issues shares at less than the conversion price or for no consideration. As such, if this provision is triggered, it could result in the conversion option becoming more beneficial if such adjustment causes the applicable conversion price to decline below the commitment date fair value of the Common Stock. If this occurs, a contingent beneficial conversion feature will be recognized at the date of such adjustment.

Voting Rights: Each holder of outstanding shares of Preferred Stock is entitled to voting rights equal to the number of whole shares of Common Stock into which the shares are convertible as of the record date or date of vote. Each holder of outstanding shares of Common Stock is likewise entitled to voting rights equal to the number of whole shares owned but is precluded from voting on any amendment to the

July 31, 2020, Amended and Restated Certificate of Incorporation of the Company that relates solely to the terms of one or more outstanding series of Preferred Stock. The holders of Preferred Stock, voting as a single class and collectively as Preferred Shareholders, are entitled to elect five directors to the Company’s Board of Directors. Two additional directors are elected by mutual consent of the holders of a majority of the Preferred Stock and Common Stock, voting together as a single class on an as-converted to Common Stock basis.